Leases - Maturity analysis of the Company's (Details) - Dec. 31, 2020 ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)
Lessee, Operating Lease, Liability, Payment, Due [Abstract]
2021	¥ 271,898	$ 41,670
2022	173,110	26,530
2023	127,738	19,577
2024	107,851	16,529
2025 and after	34,889	5,347
Total undiscounted cash flows	715,486	109,653
Less: imputed interest	(47,511)	(7,282)
Present value of lease liabilities	¥ 667,975	$ 102,371